Borrowings - Interest rate changes (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 2,424	R 1,416	R 8,157
Committed undrawn facilities	16,403	15,749	7,336
Uncommitted undrawn facilities	2,427	2,276	2,460
Total undrawn facilities	18,830	18,025	9,796
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	10,903	685	229
Between one and two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	5,500	9,564	229
Between one and two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	0	5,500	6,878
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	0	0	0
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 2,424	R 1,416	R 8,157